Financial Income and Expense	12 Months Ended
Dec. 31, 2021
Banking and Thrift, Interest [Abstract]
Financial Income and Expense

Note 21 — Financial Income and Expenses:

	Year Ended December 31,
	2021	2020
	U.S dollars in thousands
Financial expenses:
Interest expenses on loans	11	104
Financial expenses in respect of the convertible loan	1,102	2,344
Financial expenses in respect of a lease liability	55	64
Financial expenses in respect of a commitment to the Israel Innovation Authority	163	164
Remeasurement of options	38	—
Bank commissions	14	17
	1,383	2,693
	Year Ended December 31,
	2021	2020
	U.S dollars in thousands
Financial income:
Exchange rate differences	88	77
	88	77